Submission	Jul. 02, 2026
Submission [Line Items]
Central Index Key	0001817825
Registrant Name	Steele Creek Capital Corp
Form Type	SC TO
Submission Type	SC TO-I/A
Fee Exhibit Type	EX-FILING FEES